Guarantees and commitments (Details 3) (USD $) In Billions, unless otherwise specified	132 Months Ended
Dec. 31, 2014
Guarantees
Residential mortgage loans sold	$ 171.7
Government-sponsored enterprises
Guarantees
Residential mortgage loans sold	8.2
Private investors, primarily banks
Guarantees
Residential mortgage loans sold	26.2
Non-agency securitizations
Guarantees
Residential mortgage loans sold	137.3
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date	26.3
Borrower payments on mortgage loans sold	91.5
Loan defaults on mortgage loans sold	19.5
Bank
Guarantees
Residential mortgage loans sold	171.7
Bank | Government-sponsored enterprises
Guarantees
Residential mortgage loans sold	8.2
Bank | Private investors, primarily banks
Guarantees
Residential mortgage loans sold	26.2
Bank | Non-agency securitizations
Guarantees
Residential mortgage loans sold	137.3
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date	26.3
Borrower payments on mortgage loans sold	91.5
Loan defaults on mortgage loans sold	$ 19.5